Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005490
Shareholder Report [Line Items]
Fund Name	Retirement 2020 Fund
Class Name	Investor Class
Trading Symbol	TRRBX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2020 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2020 Fund - Investor Class	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2020 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,481	9,945	9,560
2015	9,690	9,988	9,799
2016	9,213	10,164	9,390
2016	9,859	10,299	9,953
2016	10,228	10,539	10,268
2016	10,150	10,205	10,207
2017	10,698	10,308	10,674
2017	11,101	10,462	10,964
2017	11,403	10,591	11,181
2017	11,811	10,533	11,578
2018	11,929	10,360	11,630
2018	11,934	10,423	11,701
2018	12,209	10,480	11,983
2018	11,750	10,391	11,588
2019	12,139	10,689	11,883
2019	12,191	11,090	11,933
2019	12,729	11,546	12,399
2019	13,198	11,513	12,835
2020	12,958	11,937	12,604
2020	12,946	12,134	12,708
2020	14,173	12,293	13,577
2020	14,820	12,351	14,053
2021	15,530	12,102	14,441
2021	16,295	12,085	15,039
2021	16,784	12,283	15,450
2021	16,556	12,209	15,304
2022	16,007	11,782	14,902
2022	15,149	11,091	14,186
2022	14,580	10,868	13,728
2022	14,777	10,641	13,882
2023	14,772	10,637	13,961
2023	15,030	10,854	14,211
2023	15,546	10,738	14,594
2023	15,692	10,767	14,712
2024	16,680	10,991	15,512
2024	17,093	10,995	15,815
2024	17,874	11,522	16,599
2024	18,268	11,507	16,859
2025	18,312	11,629	16,955
2025	18,446	11,596	17,155

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2020 Fund (Investor Class)	7.92%	7.34%	6.31%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date 2020 Index (Strategy Benchmark)	8.47	6.18	5.55

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,822,271,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 63,408,000
InvestmentCompanyPortfolioTurnover	13.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,822,271 Number of Portfolio Holdings31
Holdings [Text Block]
Domestic Equity Funds	38.4%
Domestic Bond Funds	32.3
International Equity Funds	13.9
International Bond Funds	13.1
U.S. Treasury Debt	0.2
Short-Term and Other	2.1

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	14.3%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	11.8
T. Rowe Price Value Fund	7.3
T. Rowe Price Growth Stock Fund	7.0
T. Rowe Price International Bond Fund (USD Hedged)	5.6
T. Rowe Price Hedged Equity Fund	5.2
T. Rowe Price U.S. Large-Cap Core Fund	5.0
T. Rowe Price Equity Index 500 Fund	4.9
T. Rowe Price International Value Equity Fund	4.3
T. Rowe Price Overseas Stock Fund	3.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005491
Shareholder Report [Line Items]
Fund Name	Retirement 2020 Fund
Class Name	Advisor Class
Trading Symbol	PARBX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2020 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2020 Fund - Advisor Class	$80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2020 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,477	9,945	9,560
2015	9,683	9,988	9,799
2016	9,198	10,164	9,390
2016	9,837	10,299	9,953
2016	10,199	10,539	10,268
2016	10,116	10,205	10,207
2017	10,656	10,308	10,674
2017	11,049	10,462	10,964
2017	11,342	10,591	11,181
2017	11,741	10,533	11,578
2018	11,854	10,360	11,630
2018	11,849	10,423	11,701
2018	12,113	10,480	11,983
2018	11,654	10,391	11,588
2019	12,029	10,689	11,883
2019	12,075	11,090	11,933
2019	12,595	11,546	12,399
2019	13,051	11,513	12,835
2020	12,807	11,937	12,604
2020	12,789	12,134	12,708
2020	13,993	12,293	13,577
2020	14,620	12,351	14,053
2021	15,313	12,102	14,441
2021	16,061	12,085	15,039
2021	16,536	12,283	15,450
2021	16,295	12,209	15,304
2022	15,742	11,782	14,902
2022	14,896	11,091	14,186
2022	14,323	10,868	13,728
2022	14,512	10,641	13,882
2023	14,497	10,637	13,961
2023	14,736	10,854	14,211
2023	15,239	10,738	14,594
2023	15,367	10,767	14,712
2024	16,327	10,991	15,512
2024	16,718	10,995	15,815
2024	17,472	11,522	16,599
2024	17,854	11,507	16,859
2025	17,887	11,629	16,955
2025	18,001	11,596	17,155

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2020 Fund (Advisor Class)	7.67%	7.08%	6.05%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date 2020 Index (Strategy Benchmark)	8.47	6.18	5.55

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,822,271,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 63,408,000
InvestmentCompanyPortfolioTurnover	13.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,822,271 Number of Portfolio Holdings31
Holdings [Text Block]
Domestic Equity Funds	38.4%
Domestic Bond Funds	32.3
International Equity Funds	13.9
International Bond Funds	13.1
U.S. Treasury Debt	0.2
Short-Term and Other	2.1

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	14.3%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	11.8
T. Rowe Price Value Fund	7.3
T. Rowe Price Growth Stock Fund	7.0
T. Rowe Price International Bond Fund (USD Hedged)	5.6
T. Rowe Price Hedged Equity Fund	5.2
T. Rowe Price U.S. Large-Cap Core Fund	5.0
T. Rowe Price Equity Index 500 Fund	4.9
T. Rowe Price International Value Equity Fund	4.3
T. Rowe Price Overseas Stock Fund	3.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005492
Shareholder Report [Line Items]
Fund Name	Retirement 2020 Fund
Class Name	R Class
Trading Symbol	RRTBX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2020 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2020 Fund - R Class	$106	1.02%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2020 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,472	9,945	9,560
2015	9,670	9,988	9,799
2016	9,181	10,164	9,390
2016	9,811	10,299	9,953
2016	10,170	10,539	10,268
2016	10,081	10,205	10,207
2017	10,609	10,308	10,674
2017	10,995	10,462	10,964
2017	11,284	10,591	11,181
2017	11,669	10,533	11,578
2018	11,772	10,360	11,630
2018	11,762	10,423	11,701
2018	12,016	10,480	11,983
2018	11,550	10,391	11,588
2019	11,917	10,689	11,883
2019	11,958	11,090	11,933
2019	12,466	11,546	12,399
2019	12,911	11,513	12,835
2020	12,656	11,937	12,604
2020	12,632	12,134	12,708
2020	13,815	12,293	13,577
2020	14,422	12,351	14,053
2021	15,094	12,102	14,441
2021	15,820	12,085	15,039
2021	16,280	12,283	15,450
2021	16,034	12,209	15,304
2022	15,478	11,782	14,902
2022	14,636	11,091	14,186
2022	14,072	10,868	13,728
2022	14,245	10,641	13,882
2023	14,219	10,637	13,961
2023	14,448	10,854	14,211
2023	14,924	10,738	14,594
2023	15,043	10,767	14,712
2024	15,979	10,991	15,512
2024	16,350	10,995	15,815
2024	17,073	11,522	16,599
2024	17,435	11,507	16,859
2025	17,452	11,629	16,955
2025	17,556	11,596	17,155

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2020 Fund (R Class)	7.38%	6.81%	5.79%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date 2020 Index (Strategy Benchmark)	8.47	6.18	5.55

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,822,271,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 63,408,000
InvestmentCompanyPortfolioTurnover	13.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,822,271 Number of Portfolio Holdings31
Holdings [Text Block]
Domestic Equity Funds	38.4%
Domestic Bond Funds	32.3
International Equity Funds	13.9
International Bond Funds	13.1
U.S. Treasury Debt	0.2
Short-Term and Other	2.1

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	14.3%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	11.8
T. Rowe Price Value Fund	7.3
T. Rowe Price Growth Stock Fund	7.0
T. Rowe Price International Bond Fund (USD Hedged)	5.6
T. Rowe Price Hedged Equity Fund	5.2
T. Rowe Price U.S. Large-Cap Core Fund	5.0
T. Rowe Price Equity Index 500 Fund	4.9
T. Rowe Price International Value Equity Fund	4.3
T. Rowe Price Overseas Stock Fund	3.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244821
Shareholder Report [Line Items]
Fund Name	Retirement 2020 Fund
Class Name	I Class
Trading Symbol	TRDBX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2020 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2020 Fund - I Class	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2020 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	514,673	512,174	514,888
2/29/24	547,482	522,826	542,917
5/31/24	561,350	523,046	553,510
8/31/24	586,975	548,095	580,945
11/30/24	600,541	547,386	590,032
2/28/25	601,901	553,193	593,405
5/31/25	606,631	551,599	600,409

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/13/23
Retirement 2020 Fund (I Class)	8.07%	13.32%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	6.56
S&P Target Date 2020 Index (Strategy Benchmark)	8.47	12.56

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,822,271,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 63,408,000
InvestmentCompanyPortfolioTurnover	13.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,822,271 Number of Portfolio Holdings31
Holdings [Text Block]
Domestic Equity Funds	38.4%
Domestic Bond Funds	32.3
International Equity Funds	13.9
International Bond Funds	13.1
U.S. Treasury Debt	0.2
Short-Term and Other	2.1

Largest Holdings [Text Block]
T. Rowe Price New Income Fund	14.3%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	11.8
T. Rowe Price Value Fund	7.3
T. Rowe Price Growth Stock Fund	7.0
T. Rowe Price International Bond Fund (USD Hedged)	5.6
T. Rowe Price Hedged Equity Fund	5.2
T. Rowe Price U.S. Large-Cap Core Fund	5.0
T. Rowe Price Equity Index 500 Fund	4.9
T. Rowe Price International Value Equity Fund	4.3
T. Rowe Price Overseas Stock Fund	3.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless